Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Financial Instruments and Risk Management
30.	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

The Financial instruments of The Company are: Cash and cash equivalents; Securities; Customers and Traders; Concession Holders – Energy Transport; Advance sales of energy supply; Concession financial assets related to infrastructure; Low-income subsidy; Funding from Energy Development Account (CDE); Investments in infrastructure; Restricted cash; Escrow deposits in litigation; Receivables from related parties; the CVA Account; and Other financial components; in tariff adjustments; the Minas Gerais State Tax Anmesty Program (PRCT); Loans and financings; Obligations under debentures; Obligations under concessions; Obligations to suppliers; Debt agreed with the pension fund (Forluz); Post-retirement obligations; Put options; and Swaps. Gains and losses on transactions are reported in full in the Statement of income for the year or in Equity, by the accrual method.

See Note 1 on the various steps taken by the Company to increase liquidity by new financing contracts, or refinancing existing obligations, and possible sales of assets that are not part of the end-activity. Any additional lowering of credit ratings could have negative consequences for the Company’s capacity to obtain financing, or could impact the cost of financing, making refinancing of maturing obligations more difficult or more costly. Any financing or refinancing of the Company’s debt may be contracted on the basis of higher interest rates and could require that the Company complies with more onerous restrictive covenants, which could further restrict operational activities.

The financial instruments of The Company are classified as follows:

•	Loans and receivables – this category contains: Short-term investments; Customers and traders; Concession holders (power transport); Restricted cash; Receivables from related parties; the CVA Account and Other financial components, in tariff adjustments; Low-income subsidy; Reimbursement of tariff subsidies; Other credits owed by Eletrobras; Escrow deposits in litigation; and Concession financial assets. They are recognized at their nominal realization value, which is similar to fair value.

•	Financial instruments measured at fair value through profit or loss –

1.	Securities held for trading, in the amount of R$ 1,044 (R$ 995 on December 31, 2016). They are valued at fair value and the gains or losses are recognized directly in the Statement of income .

2.	Derivative financial instruments (Swap transactions): The Company maintains derivative hedge instruments to regulate its exposure to risks of variation in exchange rates. Derivatives are recognized initially at their fair value and the attributable transaction costs are recognized in the Statement of income when they are incurred. After the initial recognition, derivatives are measured at fair value and changes in fair value are accounted in the Statement of income .

3.	Derivative financial instruments (put options): Financial liability for put option: the option to sell units in FIP Melbourne and FIP Malbec (‘the SAAG Put’) and the options to sell shares in RME (‘the Parati Put’) have been measured at fair value using the Black-Scholes-Merton (BSM) method.

•	Financial instruments held to maturity: In this category are Securities, in the amount of R$ 45 at December 31, 2017 and R$ 50 on December 31, 2016, included in Note 7. There is positive intention to hold them to maturity. They are measured at amortized cost using the effective rates method. Their fair values, of R$ 45 on December 31, 2017, and R$ 50 on December 31, 2016, were measured using information of Level 2.

•	Financial instruments available for sale: In this category are Concession financial assets related to distribution infrastructure. These are measured through Assets Remuneration Base of the concession, as per legislation established by the regulator (Aneel), taking into account the alterations in estimated cash flow, using as a basis factors such as the New Replacement Value (VNR) and updating by the IPCA inflation index – they are considered equivalent to fair value on the reporting date of these financial statements.

•	Other financial liabilities – Non-derivative financial liabilities: In this category are Loans and financings; Obligations under debentures; Debt agreed with the Pension Fund (Forluz); Concessions payable; the Minas Gerais State Tax Regularization Plan (PRCT); Suppliers; and Advanced sales of power supply. They are measured at amortized cost using the effective rates method. The Company has calculated the fair value of its Loans, financings and debentures using 147.5% of the CDI rate – based on its most recent funding. For the following, the Company considered fair value to be substantially equal to book value: Loans, financings and debentures with annual rates between IPCA + 4.70% and 8.07%, and CDI + 0.69% to 5.62%. For the financings with Eletrobras, fair value is conceptually similar to book value, due to the specific characteristics of the transactions.

On December 31, 2017, the book values of the financial instruments are similar to the fair values. On December 31, 2016, the book values of the financial instruments are similar to the fair values, with the exception of Loans, financings and debentures, of which the accounting balance is R$ 15,179 and fair value is R$ 14,711, being measured as Level 2, using similar liabilities as reference.

Derivative financial instruments:

Put options

The Company holds options to sell certain securities (put options) for which it has calculated the fair value based on the Black and Scholes Merton (BSM) model. This takes the following variables into account: exercise price of the option; closing price of the underlying asset on December 31, 2017; the risk-free interest rate; the volatility of the price of the underlying asset; and the time to maturity of the option.

Analytically, calculation of the exercise price of the options, the risk-free interest rate and the time to maturity is primarily deterministic, so that the main divergence in the put options takes place in the measurement of the closing price and the volatility of the underlying asset.

On December 31, 2017 and 2016, the existing options were as follows:

	2017	2016
Put option for shares in RME and Lepsa (1)	507	1,150
Put option – SAAG	312	196
Put / call options – Ativas and Sonda	(4)	(5)

	815	1,341

(1)	The options in Lepsa were exercised on November 30, 2017, and the Company now owns 100% of the equity in that company.

Put option – SAAG

Option contracts were signed between Cemig GT and the private pension entities that participate in the investment structure of SAAG (comprising FIP Melbourne, Parma Participações S.A. and FIP Malbec, jointly, ‘the Investment Structure’), giving those entities the right to sell units in the Funds that comprise the Investment Structure, at the option of the Funds, in the 84th (eighty-fourth) month from June 2014. The exercise price of the Put Options will correspond to the amount invested by each private pension plan in the Investment Structure, updated pro rata temporis by the Expanded National Customer Price (IPCA) index published by the IBGE, plus interest at 7% per year, less such dividends and Interest on Equity as shall have been paid by SAAG to the pension plan entities. This option was considered to be a derivative instrument, accounted at fair value through profit or loss.

For measurement of the fair value of SAAG put options Cemig GT uses the Black-Scholes-Merton (‘BCM’) model. The assumption was made that the future expenditures of FIP Malbec and FIP Melbourne are insignificant, so that the options are valued as if they were direct equity interests in Mesa. However, neither SAAG nor Mesa are traded on a securities exchange, so that some assumptions are necessary for calculation of the price of the asset and its volatility for application of the BSM model. The closing price of the share of Mesa on December 31, 2017 is ascertained on the basis of free cash flow to equity holders (FCFE), expressed by equivalence of the indirect interests held by the FIPs. Volatility, in turn, is measured as an average of historic volatility (based on the hypothesis that the series of the difference of continuously capitalized returns follows a normal distribution) of comparable companies in the electricity generation sector that are traded on the Bovespa.

Based on the studies made, a liability of R$ 312 is recorded in the Company’s financial statements (R$ 196 on December 31, 2016), for the difference between the exercise price and the estimated fair value of the assets.

The changes in the value of the options are as follows:

Balance on December 31, 2014	29
Adjustment to fair value	119

Balance on December 31, 2015	148
Adjustment to fair value	48
Balance at December 31, 2016	196

Variation in fair value	121
Reversals	(5)

Balance on December 31, 2017	312

Cemig GT made an analysis of the sensitivity of the exercise price of the option, varying the risk-free interest rate and the volatility, keeping the other variables of the model unchanged. In this context, scenarios for the risk-free interest rate at 6.05% to 10.05% p.a., and for volatility between 23% and 83% p.a., were used, resulting in estimates of minimum and maximum price for the put option of R$ 276 and R$ 377, respectively.

Put options of RME and Lepsa’s shares

Cemig granted a put option to Fundo de Participações Redentor – which is now (following the shareholding reorganization of Parati S.A.) a Shareholder of Luce Empreeendimentos e Participações S.A. (Lepsa) and Rio Minas Energia Participações S.A. (RME) – the right for Redentor to sell all of its shares in Parati (now shares in RME and Lepsa), exercisable in May 2016. The exercise price of the option is calculated based on the sum of the value of the amounts injected by the Fund into Parati, plus the expenses of the fund, less Interest on Equity, and dividends, distributed by Parati.

The exercise price is subject to monetary updating by the CDI (Interbank CD) plus financial remuneration at 0.9% per year.

RME and Lepsa own common and preferred shares of Light, and currently exercise jointly control, with the Company, the activities of that investee. Therefore, this option was considered to be a derivative instrument, accounted at fair value through profit or loss.

In the second quarter of 2016 Amendments were signed to the Shareholders’ Agreement of Parati. The principal changes arising from these amendments are as follows:

1)	The maturity of the Put Option granted in 2011 by Cemig in favor of the unit holders of FIP Redentor, initially specified to be May 31, 2016, was postponed, to two separate exercise dates:

a)	First option exercise window: The intention to exercise may be stated by any direct Shareholder/s who decide to do so, independently of the exercise of the Put Option by the other direct Shareholders, up to September 23, 2016, inclusive, and shall cover only preferred shares in Parati, up to a limit of 153,634,195 shares, representing 14.30% of the total shares in Parati held by the other direct Shareholders.

On September 6, 2016 Cemig received from Banco BTG Pactual (‘BTG Pactual’) Notice of Intention to Exercise a Put Option, informing irrevocable exercise of BTG Pactual’s right to sell to Cemig 153,634,195 preferred shares representing its shareholding in Parati (‘Shares subject of the Put Option’).

In October 2016, due to the extinction of Parati, the Put Option was divided between RME and Lepsa in the proportion of 50% each, with all the conditions of the original Put Option being maintained, except the items modified in the amendments, including alteration to their bylaws.

On November 30, 2016, Cemig paid R$ 222 for the portion of BTG Pactual in RME and Lepsa, under exercise of the first ‘window’ of the put.

b)	Second option exercise window: The intention to exercise may be stated by any direct Shareholder/s who decide to do so, independently of the exercise of the Put Option by the other direct Shareholders, up to September 23, 2017, inclusive, and may cover the totality of the shares in Parati, being independent of any exercise, or not, of the Put Option in the first payment window. Cemig made the payment on November 30, 2017.

On September 15, 2017 Cemig received Notices of Intention to Exercise Put Options, under the ‘Second Exercise Window’, from

–	BB–Banco de Investimento S.A. (‘BB-BI’),

–	BV Financeira S.A. – Crédito, Financiamento e Investimento (‘BV Financeira’), and

–	Banco Santander (Brasil) S.A. (‘Santander’)

(jointly, ‘the Shareholder Banks’), giving notice of irrevocable decision to exercise their right to sell to Cemig the totality of their holdings of common and preferred shares (‘the Shares Subject of the Put Option’), comprising the totality of their equity interests, in RME and Lepsa.

2)	The Put Option may now be exercised not only by FIP Redentor, but also by the direct Shareholders of Parati, including but not limited to the unit holders of FIP Redentor, and/or their affiliates, who shall become holders of a Put Option and/or of the rights arising therefrom, under which each one of the direct Shareholders shall individually have the right to sell any shares in Parati that they own.

Conditions were included for bringing forward the date of exercise of the put option: in the event of any occurrence resulting in bringing forward of the option referred to, any direct Shareholder may present to Cemig a notice of bringing forward of the option, at which moment the option shall be considered exercised by all the direct Shareholders, over the totality of their shares.

3)	As guarantee for the full payment of the Put Option, on May 31, 2016 Cemig offered to the holders of the Put Option 55,234,637 common shares and 110,469,274 preferred shares in Transmissora Aliança de Energia S.A. (Taesa), and as further guarantee, 53,152,298 shares that Cemig directly holds in Light.

On November 22, 2017 Cemig signed the First Amendment to the Shareholders’ Agreement of RME – Rio Minas Energia Participações S.A. (‘RME’), with: Banco Santander (Brasil) S.A. (‘Santander’), BV Financeira S.A. – Crédito Financiamento e Investimento (‘BV’ Financeira’) and BB-Banco de Investimento S.A. (‘BB-BI’), (jointly, ‘the Shareholder banks’) to formalize the partial postponement of the date of the Put option granted by Cemig to the Shareholder Banks, the new exercise date being moved from November 30, 2017 to November 30, 2018.

In relation to the Put option granted by Cemig to the Shareholder Banks in Lepsa, the exercise date remained unchanged, and as a result on November 30, 2017, Cemig acquired the totality of the shares in Lepsa, and the totality of the preferred shares in RME held by BB-BI, BV Financeira and Santander, as described in greater detail in Note 16.

Amount of the Company’s exposure

The change in the value of the options – the difference between the estimated fair value for the assets and the corresponding exercise price, on December 31, 2017, 2016 and 2015, has been as follows:

Balance on December 31, 2014	166
Variation in fair value	1,079

Balance on December 31, 2015	1,245
Variation in fair value	55
Reversals	(150)

Balance at December 31, 2016	1,150
Variation in fair value	187
Written down, due to exercise of Put	(830)

Balance on December 31, 2017	507

In the calculation of the fair value of the option based on the Black-Scholes-Merton analysis, the following variables are taken into account: exercise price of the option; closing price of the share of Light on December 31, 2017 (as a reference for the value of the indirect equity interest held by the direct Shareholders of RME and Lepsa in Light); the risk-free interest rate; the volatility of the price of the underlying asset; and the time to maturity of the option.

The Company made an analysis of the sensitivity of the exercise price of the option, varying the risk-free interest rate and the volatility, keeping the other variables of the model unchanged. In this context, scenarios for the risk-free interest rate at 3.5% p.a. to 11.5% p.a., and for volatility between 20.0% and 90.0% p.a., were used, resulting in estimates of minimum and maximum price for the put option of R$ 487 and R$ 532, respectively.

Sonda options

As part of the shareholding restructuring process, CemigTelecom and Sonda signed a Purchase Option Agreement (issued by CemigTelecom) and a Sale Option Agreement (issued by Sonda).

These resulted in CemigTelecom simultaneously having a right (put option) and an obligation (call option). The exercise price of the put option will be equivalent to fifteen times the adjusted net income of Ativas in the year prior to the exercise date. The exercise price of the call option will be equivalent to sixteen times the adjusted net income of Ativas in the business year prior to the exercise date. Both options, if exercised, result in the sale of the shares in Ativas currently owned by the Company, and the exercise of one of the options results in nullity of the other. The options may be exercised as from January 1, 2021.

The put and call options in Ativas (‘the Ativas Options’) were measured at fair value and posted at their net value, i.e. the difference between the fair values of the two options on the reporting date of the financial statements for 2016. Depending on the value of the options, the net value of the Ativas Options may be an asset or a liability of the Company.

The measurement has been made using the Black-Scholes-Merton (BSM) model. In the calculation of the fair value of the Ativas Options based on the BSM model, the following variables are taken into account: closing price of the underlying asset on December 31, 2016; the risk-free interest rate; the volatility of the price of the underlying asset; the time to maturity of the option; and the exercise prices on the exercise date.

The closing price of the underlying asset was based on the value of the transaction in shares of Ativas by Sonda, which took place on October 19, 2016. The calculation of the risk-free interest rate was based on yields of National Treasury Bills. The time to maturity was calculated assuming exercise date on March 31, 2021.

Considering that the exercise prices of the options are contingent upon the future financial accounting results of Ativas, the estimate of the exercise prices on the date of maturity was based on statistical analyzes and on information of comparable listed companies.

The net effect of the calculation of the call and put options in shares of Ativas amounted to a credit amount of R$ 1 in the income statement for 2017.

Swap transactions

Considering that part of the loans and financings of the Company’s subsidiaries is denominated in foreign currency, the companies use derivative financial instruments (swap transactions) to protect the servicing associated with these debts (principal plus interest). The derivative instruments contracted have the purpose of protecting the operations against the risks arising from foreign exchange variation and are not used for speculative purposes.

The amounts of the principal of derivative transactions are not presented in the balance sheet, since they refer to transactions that do not require cash principal payments to be made: only the gains or losses that actually occur are recorded. The net result of these transactions was negative adjustment, on December 31, 2017, of R$ 32, recorded in finance income (expenses).

The Company has a Financial Risks Management Committee, created to monitor the financial risks in relation to volatility and trends of inflation indices, exchange rates and interest rates that affect its financial transactions and which could negatively affect its liquidity and profitability. The Committee implements action plans and sets guidelines for proactive control of the financial risks environment.

The table below shows the derivative instruments contracted at December 31, 2017:

Cemig’s right (1)	Cemig’s obligation	Maturity period	Trading market	Value of principal contrac.ted	Unrealized gain /loss
					Amount according to contract 2017	Fair value 2017
US$: FX variation + Rate (9.25% p.a.)	R$: 150.49% of CDI	12/2017 to 12/2024	Over the counter	US$1,000,000	51	(32)

(1)	For the principal, the swap operation has a floor of R$ 3.25 and ceiling of R$ 5.00.

The counterparties of the derivative transactions are the banks Bradesco, Itaú, Goldman Sachs and BTG Pactual.

The Company is guarantor of the derivative instruments contracted by Cemig GT.

Risk management

Corporate risk management is a management tool that is an integral part of the Company’s corporate governance practices, and is aligned with the process of planning, which sets the Company’s strategic business objectives.

The Company has a Financial Risks Management Committee, the purpose of which is to implement guidelines and monitor the financial risk of transactions that could negatively affect the Company’s liquidity or profitability, recommending hedge protection strategies to control the Company’s exposure to foreign exchange rate risk, interest rate risk, and inflation risks.

The principal risks to which the Company is exposed are as follows:

Exchange rate risk

Cemig and its subsidiaries are exposed to the risk of increase in exchange rates, with effect on Loans and financings, Suppliers, and cash flow.

The net exposure to exchange rates is as follows:

Exposure to exchange rates	2017		2016
	Foreign currency	R$	Foreign currency	R$
US dollar
Loans and financings (Note 21)	1,015	3,357	7	23
Suppliers (Itaipu Binacional)	74	240	62	207

	1,089	3,597	69	230
Euros	—	—	—	—
Loans and financings – Euros (Note 21)	1	4	2	7

Net liabilities exposed		3,601		237

Sensitivity analysis

Based on information from its financial consultants, the Company estimates that in a probable scenario the variation of the exchange rates of foreign currencies in relation to the Real at the end of 2018 will be an appreciation of the dollar by 3.11%, to R$ 3.411/US$, and depreciation of the Euro by 1.13%, to R$ 3.922/€. The Company has made a sensitivity analysis of the effects on the Company’s profit arising from depreciation of the Real exchange rate by 25%, and by 50%, in relation to this ‘probable’ scenario.

Risk: foreign exchange rate exposure	Base Scenario 2017	‘Probable’ scenario US$1=R$3.411 EUR1=R$3.922	‘Possible’ scenario FX depreciation 25.00% US$1=R$4.264 EUR1=R$4.903	‘Remote’ scenario FX depreciation 50.00% US$1=R$5.117 EUR1=R$5.883
US dollar
Loans and financings (Note 21)	3,357	3,461	4,326	5,191
Suppliers (Itaipu Binacional)	240	248	310	372

	3,597	3,709	4,636	5,563
Euros
Loans and financings (Note 21)	4	4	5	7

Net liabilities exposed	3,601	3,713	4,641	5,570

Net effect of exchange rate variation		112	1,040	1,969

Interest rate risk

On December 31, 2017 and 2016 the Company was exposed to the risk of increase in Brazilian domestic interest rates. This exposure occurs as a result of net liabilities indexed to variation in interest rates, as follows:

Risk: Exposure to domestic interest rate changes	2017	2016
Assets
Cash equivalents – Cash investments (Note 6)	917	894
Securities (Note 7)	1,088	1,045
Accounts receivable – Renova (Note 29)	350	75
Advance for future delivery of energy supply	123	230
Receivable for residual value – Generation – SELIC (Note 15)	1,084	—
Restricted cash	106	367
CVA and in tariffs – Selic rate * (Note 15)	369	398
Credits owed by Eletrobras	4	138

	4,041	3,147
Liabilities
Loans, financings and debentures – CDI rate (Note 21)	(7,202)	(11,058)
Loans, financings and debentures – TJLP (Note 21)	(119)	(213)
Advance sales of energy supply – CDI (Note 8)	(188)	—
CVA and Other financial components in tariffs – Selic rate (Note 15)	(415)	(805)
Adherence to the Tax Anmesty Program (PRCT) (Note 20)	(283)	—

	(8,207)	(12,076)

Net liabilities exposed	(4,166)	(8,929)

(*)	Amounts of CVA and Other financial components indexed by the Selic rate.

Sensitivity analysis

In relation to the most significant interest rate risk, The Company estimate that, in a probable scenario, on December 31, 2018 the Selic and TLP rates will be 6.75% and 7.00%, respectively. The Company has made a sensitivity analysis of the effects on its profit arising from increases in rates of 25% and 50% in relation to the ‘probable’ scenario. Variation in the CDI rate accompanies the variation in the Selic rate.

Estimation of scenarios for the path of interest rates considers the projections made by The Company, based on its financial consultants.

Risk: Increase in Brazilian interest rates	2017	December 31, 2018
	Book value	‘Probable’ scenario Selic 6.75% TJLP 6.75%	‘Possible’ scenario Selic 8.44% TJLP 8.44%	‘Remote’ scenario Selic 10.13% TJLP 10.13%
Assets
Short-term investments	917	979	994	1,010
Securities	1,088	1,162	1,180	1,198
Accounts receivable – Renova (Note 29)	350	374	380	386
Advance for future delivery of energy supply	123	131	133	135
Receivable for residual value – Generation – SELIC (Note 15)	1,084	1,157	1,175	1,194
Restricted cash	106	113	115	117
CVA and Other financial components in tariff adjustments – Selic rate	369	394	400	406

Credits owed by Eletrobras	4	5	5	5

	4,041	4,315	4,382	4,451

Liabilities
Loans and financings – CDI (Note 21)	(7,202)	(7,689)	(7,810)	(7,932)
Loans and financings – TJLP (Note 21)	(119)	(127)	(129)	(131)
Advance sales of energy supply—CDI (Note 8)	(188)	(201)	(204)	(207)
CVA and Other Financial components in tariffs (Note 15)	(415)	(443)	(450)	(457)
Adherence to Tax Anmesty Program (PRCT) (Note 20)	(283)	(302)	(307)	(312)

	(8,207)	(8,762)	(8,900)	(9,039)

Net assets (liabilities) exposed	(4,166)	(4,447)	(4,518)	(4,588)

Net effect of variation in interest rates		(281)	(352)	(422)

Risk of increase in inflation

This table shows the Company’s net exposure to inflation rates:

Exposure to increase in inflation	2017	2016
Assets
Concession financial assets related to Distribution infrastructure—IPCA (Note 15)	111	128
Receivable for residual value –Transmission – IPCA (Note 15)	1,928	1,805
Concession Grant Fee – IPCA (Note 15)	2,337	2,254

	4,376	4,187
Liabilities
Loans, financings and debentures – IPCA (Note 21)	(3,801)	(3,935)
Debt agreed with pension fund (Forluz) – IPCA	(721)	(787)
Forluz deficit of pension plan	(283)	—

	(4,805)	(4,722)

Net assets (liabilities) exposed	(429)	(535)

Sensitivity analysis

In relation to the most significant risk of increase in inflation, the Company estimates that, in a probable scenario, on December 31, 2018 the IPCA inflation index will be 4.43%. The Company has made a sensitivity analysis of the effects on its profit arising from increases in inflation of 25% and 50% in relation to the ‘probable’ scenario, naming these the ‘possible’ and ‘remote’ scenarios, respectively.

Risk: increase in inflation	2017	December 31, 2018
	Amount Book value	‘Probable’ scenario IPCA 4.28%	‘Possible’ scenario IPCA 5.35%	‘Remote’ scenario IPCA 6.42%
Assets
Concession financial assets related to Distribution infrastructure – IPCA (Note 15)	111	116	117	118
Receivable for residual value – Transmission – IPCA (Note 15)	1,928	2,010	2,031	2,052
Concession Grant Fee – IPCA (Note 15)	2,337	2,437	2,462	2,487

	4,376	4,563	4,610	4,657
Liabilities
Loans, financings and debentures – IPCA (Note 21)	(3,801)	(3,964)	(4,004)	(4,045)
Debt agreed with pension fund (Forluz) – IPCA	(721)	(751)	(759)	(767)
Forluz deficit of pension plan	(283)	(295)	(298)	(301)

	(4,805)	(5,010)	(5,061)	(5,113)

Net assets (liabilities) exposed	(429)	(447)	(451)	(456)

Net effect of variation in IPCA and IGP–M indices		(18)	(22)	(27)

Liquidity risk

Cemig has sufficient cash flow to cover the cash needs related to its operating activities.

The Company manages liquidity risk with a group of methods, procedures and instruments that are coherent with the complexity of the business, and applied in permanent control of the financial processes, to guarantee appropriate risk management.

Cemig manages liquidity risk by permanently monitoring its cash flow in a conservative, budget-oriented manner. Balances are projected monthly, for each one of the companies, over a period of 12 months, and daily liquidity is projected over 180 days.

Short-term investments must comply with certain rigid investing principles established in the Company’s Cash Investment Policy, which was approved by the Financial Risks Management Committee. These include applying its resources in private credit investment funds, without market risk, and investment of the remainder directly in bank CDs or repo contracts which earn interest at the CDI rate.

In managing cash investments, the Company seeks to obtain profitability through a rigid analysis of financial institutions’ credit, applying operational limits for each bank, based on assessments that take into account their ratings, exposures and balance sheets. It also seeks greater returns on investments by strategically investing in securities with longer investment maturities, while bearing in mind the Company’s minimum liquidity control requirements.

The greater part of the energy sold by the Company is generated by hydroelectric plants. A prolonged period of scarce rainfall can result in lower water volumes in the plants’ reservoirs, possibly causing losses due to increased costs of purchasing energy, due to replacement by thermoelectric generation, or reduction of revenues due to reduction in consumption caused by implementation of wide-ranging programs for saving energy. Prolongation of generation by thermoelectric plants can pressure costs of acquisition of energy by the distributors, causing a greater need for cash, and can impact future tariff increases – as indeed has happened with the Extraordinary Tariff Review granted to the distributors in March 2015.

On the reporting date, the Company presented excess of current liabilities over current assets.

Note 1 refers to the Company’s various measures taking to increase its liquidity, through: new financings, refinancing of existing obligations or, potentially, disinvestment of assets that are not part of the Company’s core business. Any reduction in the Company’s ratings could result in a reduction of its ability to obtain new financings and could also make refinancings of debts not yet due more difficult or more costly. In this situation, any financing or refinancing of the Company’s debt could have higher interest rates or might require compliance with more onerous covenants, which could additionally cause restrictions to the operations of the business.

The flow of payments of the Company’s obligation to suppliers, for debts agreed with the pension fund, loans, financings and debentures, at floating and fixed rates, including future interest up to contractual maturity dates, is shown in this table:

	Up to 1 month	1 to 3 months	3 months to 1 year	1 to 5 years	Over 5 years	Total
Financial instruments at (interest rates):
- Floating rates
Loans, financings and debentures	43	1,005	2,231	11,755	6,488	21,522
Tax Anmesty Program (PRCT)	94	193	—	—	—	287
Onerous concessions	—	—	2	10	15	27
Debt agreed with pension plan (Forluz)	11	22	102	607	260	1,002
Solution plan for deficit of the pension plan (Forluz) (Note 23)	3	5	23	138	400	569

	151	1,225	2,358	12,510	7,163	23,407
- Fixed rate
Suppliers	2,343	—	—	—	—	2,343

	2,494	1,225	2,358	12,510	7,163	25,750

Credit risk

The distribution concession contract requires levels of service on a very wide basis within the concession area, and disconnection of supply of defaulting customers is permitted. Additionally, the Company used numerous tools of communication and collection to avoid increase in default. These include: telephone contact, emails, text messages, collection letters, posting of clients with credit protection companies, and collection through the courts.

The risk arising from the possibility of Cemig and its subsidiaries incurring losses as a result of difficulty in receiving amounts billed to its customers is considered to be low. The credit risk is also reduced by the extremely wide customers base.

The allowance for doubtful debtors constituted on December 31, 2017, considered to be adequate in relation to the credits in arrears receivable by The Company, was R$ 546 (R$ 660 on December 31, 2016).

In relation to the risk of losses resulting from insolvency of the financial institutions at which the Company or its subsidiaries have deposits, a Cash Investment Policy was approved and has been in effect since 2004.

Cemig manages the counterparty risk of financial institutions based on an internal policy approved by its Financial Risks Management Committee.

This Policy assesses and scales the credit risks of the institutions, the liquidity risk, the market risk of the investment portfolio and the Treasury operational risk.

All investments are made in financial securities that have fixed-income characteristics, always indexed to the CDI rate. The Company does not carry out any transactions that would bring volatility risk into its financial statements.

As a management instrument, Cemig divides the investment of its funds into direct purchases of securities (own portfolio) and investment funds. The investment funds invest the funds exclusively in fixed income products, and companies of the Group are the only unit holders. They obey the same policy adopted in the investments for the Company’s directly-held own portfolio.

The minimum requirements for concession of credit to financial institutions are centered on three items:

1.	Rating by three risk rating agencies.

2.	Equity greater than R$ 400 million.

3.	Basel ratio above 12.

Banks that exceed these thresholds are classified in three groups, by the value of their equity; and within this classification, limits of concentration by group and by institution are set:

Group	Equity	Concentration	Limit per bank (% of equity)(*)
A1	Over R$ 3.5 billion	Minimum of 80%	Between 6% and 9%
A2	R$ 1.0 billion to R$ 3.5 billion	Maximum 20%	Between 5% and 8%
B	R$ 400 million to R$ 1.0 billion	Maximum 20%	Between 5% and 7%

(*)	The percentage assigned to each bank depends on individual assessment of indicators, e.g. liquidity, and quality of the credit portfolio.

Further to these points, Cemig also sets two concentration limits:

1.	No bank may have more than 30% of the Group’s portfolio.

2.	No bank may have more than 50% of the portfolio of any individual company.

Risk of over-contracting and under-contracting of energy supply

Sale or purchase of power supply in the spot market to cover a positive or negative exposure of supply contracted, to serve the captive market of Cemig D, is a risk inherent to the energy distribution business. The regulatory limit for 100% pass-through to customers of exposure to the spot market, valued at the difference between the distributor’s average purchase price and the spot price (PLD), is only the margin between 100% and 105% of the distributor’s contracted supply. Any exposure that can be proved to have arisen from factors outside the distributor’s control (‘involuntary exposure’) may also be passed through in full to customers. The Company’s Management is continually managing its contracts for purchase of power supply to mitigate the risk of exposure is to the spot market.

Risk of continuity of the concession

The risk to continuity of the distribution concession arises from the new terms included in the extension of Cemig D’s concession for 30 years from January 1, 2016, as specified by Law 12,783/13. The extension, coming into force on January 1, 2016, brought changes to the present contract. Under the new contract, continuity of the concession is conditional upon compliance by the distributor with new criteria for quality and economic-financial sustainability.

The extension is conditional on compliance with indicators contained in the contract itself, which aim to guarantee quality of the service provided and economic and financial sustainability of the company. These are determinant for actual continuation of the concession in the first five years of the contract, since non-compliance with them in two consecutive years, or in the fifth year, results in cancellation of the concession.

Additionally, as from 2021, non-compliance with the quality criteria for three consecutive years, or with the minimum parameters for economic/financial sustainability for two consecutive years, results in opening of proceedings with a view to termination of the distribution concession.

Hydrological risk

The greater part of the energy sold by the Company’s subsidiaries is generated by hydroelectrical plants. A prolonged period of scarce rainfall can result in lower water volumes in the plants’ reservoirs, possibly causing losses due to increased costs of purchasing electricity, due to replacement by thermoelectric generation, or reduction of revenues due to reduction in consumption caused by implementation of wide-ranging programs for saving of electricity. Prolongation of the generation of energy using the thermal plants potentially could lead to cost increases for the energy distributors, causing a greater need for cash, and could result in future increases in tariffs.

Risk of early maturity of debt

The Company’s subsidiaries have loan contracts with restrictive covenants normally applicable to this type of transaction, related to compliance with a financial index. Non-compliance with these covenants could result in earlier maturity of debts. For more details please see Note 21.

Capital management

This table shows comparisons of the Company’s net liabilities and its Equity on December 31, 2017 and 2016:

	2017	2016
Total liabilities	27,910	29,102
(–) Cash and cash equivalents	(1,030)	(995)
(–) Restricted cash	(106)	(367)

Net liabilities	26,774	27,740

Total equity	14,330	12,934

Net liabilities / equity	1.87	2.14